                    [ANNOTATED FORM N-CSR FOR ANNUAL REPORTS]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file
number: 811-08238
       -------------------------------------------------

Morgan Stanley India Investment Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

1221 Avenue of the America's 22nd Floor New York, NY 10020
--------------------------------------------------------------------------------
      (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, 33rd Floor New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area
code: 1-800-221-6726
     -----------------------------------

Date of fiscal year
end: 12/31
    --------------------------------------------------------------
Date of reporting
period: 12/31/04
       --------------------------------------------------------------

    Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

    A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2004 ANNUAL REPORT

DECEMBER 31, 2004


[MORGAN STANLEY LOGO]

MORGAN STANLEY
INDIA INVESTMENT FUND, INC.


MORGAN STANLEY
INVESTMENT MANAGEMENT INC.
INVESTMENT ADVISER

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      Overview

LETTER TO STOCKHOLDERS

PERFORMANCE

For the year ended December 31, 2004, the Morgan Stanley India Investment Fund, Inc. (the "Fund") had a total return, based on net asset value per share of 27.21%, net of fees, compared to 22.24% for the U.S. dollar adjusted Bombay Stock Exchange (BSE) National Index (the "Index"). On December 31, 2004, the closing price of the Fund's shares on the New York Stock Exchange was $30.96, representing a 6.4% premium to the Fund's net asset value per share.

FACTORS AFFECTING PERFORMANCE

    - Despite a strong outperformance in the fourth quarter of 2004, the Morgan Stanley Capital International (MSCI) India Index, an indicator of the Indian stock market, ended the year under-performing the broader MSCI Emerging Markets Index.

    - Foreign institutional investor net inflows for 2004 of U.S. $8.7 billion were at a historic high.

    - Compared to Index, the Fund had its largest overweight in industrials, predominantly in the power equipment sector. This reflects our current positive bias towards reforms in the power sector. We believe India is an "infrastructure deficit" country. This offers an opportunity for investors to participate in the engineering and construction sector as India builds roads, ports, airports and increases power generation and transmission capacity. The overweight in industrials contributed positively to performance.

    - The underweight in the information technology sector detracted from performance, as the sector saw a sharp rebound in growth rates arising from increased "offshoring" of information technology services projects to India.

MANAGEMENT STRATEGIES

    - Many stocks in the Indian market have repeatedly had the potential to outperform, but have disappointed when expectations have been high. Instead of outperformance, headline Indian indexes have typically ended up performing in line with emerging markets over time.

    - We believe that history may not repeat itself in this instance. The challenge for investors will be to focus on companies with high quality management that have the staying power to last beyond one short cycle. India offers tremendous sector diversity and stock selection opportunities.

    - Moreover, the present government certainly has the opportunity to implement key reform measures over the next few months, which can in turn help the Indian market counter any global headwinds.


Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
President and Director

                                                                    January 2005

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      December 31, 2004

PORTFOLIO OF INVESTMENTS

                                                                           VALUE
                                                          SHARES           (000)
--------------------------------------------------------------------------------
COMMON STOCKS (95.8%)
(UNLESS OTHERWISE NOTED)

AUTO COMPONENTS (2.7%)
  Amtek Auto Ltd.                                      1,593,375   $       6,558
  Apollo Tyres Ltd.                                        2,075              11
  Motor Industries Co., Ltd.                             138,440           6,129
--------------------------------------------------------------------------------
                                                                          12,698
================================================================================
AUTOMOBILES (6.2%)
  Hero Honda Motors Ltd.                               1,557,332          20,564
  Mahindra & Mahindra Ltd.                               663,500           8,353
  Patheja Forgings & Auto Ltd.                     (a)(b)450,000             @--
--------------------------------------------------------------------------------
                                                                          28,917
================================================================================
CHEMICALS (0.0%)
  ICI (India) Ltd.                                        25,000             130
================================================================================
COMMERCIAL BANKS (12.3%)
  HDFC Bank Ltd.                                       1,154,279          13,847
  HDFC Bank Ltd. ADR                                     135,300           6,137
  Industrial Development Bank of India Ltd.         (a)4,929,000          12,514
  Punjab National Bank Ltd.                              655,000           6,137
  State Bank of India Ltd.                            (b)761,016          12,456
  UTI Bank Ltd.                                        1,405,000           6,016
--------------------------------------------------------------------------------
                                                                          57,107
================================================================================
COMMERCIAL SERVICES & SUPPLIES (0.1%)
  Xerox Modicorp Ltd.                              (a)(b)718,225             581
================================================================================
COMMUNICATIONS EQUIPMENT (0.1%)
  Avaya GlobalConnect Ltd.                                66,210             460
================================================================================
CONSTRUCTION & ENGINEERING (1.5%)
  Gammon India Ltd.                                      381,679           6,774
================================================================================
CONSTRUCTION MATERIALS (5.2%)
  Associated Cement Co., Ltd.                       (b)1,686,000          13,336
  Grasim Industries Ltd.                                 359,500          10,991
--------------------------------------------------------------------------------
                                                                          24,327
================================================================================
DIVERSIFIED TELECOMMUNICATION SERVICES (3.2%)
  Mahanagar Telephone Nigam Ltd.                       4,135,500          14,811
================================================================================
ELECTRIC UTILITIES (1.6%)
  National Thermal Power Corp., Ltd.                (a)3,727,000           7,527
================================================================================
ELECTRICAL EQUIPMENT (10.3%)
  ABB Ltd.                                               651,491          14,613
  Bharat Heavy Electricals Ltd.                        1,870,848          33,303
--------------------------------------------------------------------------------
                                                                          47,916
================================================================================
HOTELS, RESTAURANTS & LEISURE (1.0%)
  Hotel Leela Venture Ltd.                             1,401,750           4,824
================================================================================
HOUSEHOLD PRODUCTS (1.8%)
  Hindustan Lever Ltd.                              (b)2,496,445   $       8,283
================================================================================
INDUSTRIAL CONGLOMERATES (3.0%)
  Siemens India Ltd.                                     457,604          13,988
================================================================================
INTERNET SOFTWARE & SERVICES (0.0%)
  IndiaInfo.com PCL                             (a)(b)(c)532,875             @--
================================================================================
IT SERVICES (11.1%)
  HCL Technologies Ltd.                                  695,000           5,516
  Infosys Technologies Ltd.                              433,500          20,938
  Tata Consultancy Services Ltd.                         315,000           9,727
  Wipro Ltd.                                             689,591          11,926
  Wipro Ltd. ADR                                         143,430           3,536
--------------------------------------------------------------------------------
                                                                          51,643
================================================================================
MACHINERY (1.1%)
  Cummins (India) Ltd.                                 1,752,174           4,959
  Lakshmi Synthetic Machinery
    Manufacturers Ltd.                             (a)(b)137,700              11
--------------------------------------------------------------------------------
                                                                           4,970
================================================================================
MEDIA (0.5%)
  New Delhi Television Ltd.                           (b)833,250           2,534
================================================================================
METALS & MINING (7.0%)
  Hindalco Industries Ltd.                               318,938          10,522
  Steel Authority of India Ltd.                     (a)9,700,286          14,040
  Tata Iron & Steel Co., Ltd.                            905,100           8,066
--------------------------------------------------------------------------------
                                                                          32,628
================================================================================
OIL & GAS (7.5%)
  Chennai Petroleum Corp., Ltd.                          963,000           5,114
  Indian Oil Corp., Ltd.                                 680,500           8,074
  Oil & Natural Gas Corp., Ltd.                        1,151,254          21,815
--------------------------------------------------------------------------------
                                                                          35,003
================================================================================
PAPER & FOREST PRODUCTS (0.9%)
  Ballarpur Industries Ltd.                            2,027,000           4,403
================================================================================
PHARMACEUTICALS (8.2%)
  Aventis Pharma Ltd.                                    293,560           8,966
  Cipla Ltd.                                           1,834,310          13,455
  GlaxoSmithkline Pharmaceuticals Ltd.                   381,954           6,794
  Matrix Laboratories Ltd.                                59,812           3,387
  Sun Pharmaceuticals Industries Ltd.                    415,760           5,330
--------------------------------------------------------------------------------
                                                                          37,932
================================================================================
ROAD & RAIL (2.7%)
  Container Corp. of India Ltd.                          596,251          12,642
================================================================================
SOFTWARE (0.8%)
  I-Flex Solutions Ltd.                                  267,000           3,930
================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      December 31, 2004

PORTFOLIO OF INVESTMENTS (CONT'D)

                                                                           VALUE
                                                          SHARES           (000)
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS (1.1%)
  Alok Industries Ltd.                                 1,353,700   $       2,227
  Welspun India Ltd.                                  (a)876,567           2,649
--------------------------------------------------------------------------------
                                                                           4,876
================================================================================
THRIFTS & MORTGAGE FINANCE (3.5%)
  Housing Development Finance Corp., Ltd.                908,355          16,090
================================================================================
TOBACCO (2.4%)
  ITC Ltd.                                               360,500          10,918
================================================================================
TOTAL COMMON STOCKS
    (Cost $257,931)                                                      445,912
================================================================================

                                                            FACE
                                                          AMOUNT
                                                           (000)
--------------------------------------------------------------------------------
CORPORATE BOND (0.1%)

HOUSEHOLD PRODUCTS (0.1%)
  Hindustan Lever Ltd. 9.00%, 1/1/05
    (Cost $296)                     INR                    2,296             319
================================================================================
SHORT-TERM INVESTMENTS (2.7%)

REPURCHASE AGREEMENT (0.6%)
  J.P. Morgan Securities, Inc., 2.00%,
    dated 12/31/04, due 1/3/05,
    repurchase price $2,594                     $       (d)2,594           2,594
================================================================================
SOVEREIGN (2.1%)
  Indian Government Treasury Bill,
    Zero Coupon, 2/4/05             INR                  430,000           9,890
================================================================================
TOTAL SHORT-TERM INVESTMENTS
  (Cost $12,088)                                                          12,484
================================================================================
TOTAL INVESTMENTS (98.6%)
  (Cost $270,315)                                                        458,715
================================================================================
OTHER ASSETS IN EXCESS OF LIABILITIES (1.4%)                               6,733
================================================================================
NET ASSETS (100%)                                                  $     465,448
================================================================================

(a)  Non-income producing security.
(b) Securities valued at fair value -- At December 31, 2004, the Fund held $37,201,000 of fair valued securities, representing 8.0% of net assets.
(c) Restricted security not registered under the Securities Act of 1933. Acquired 1/23/03 and has a current cost basis of $2,347,000. At December 31, 2004, this security had a market value of $0, representing 0.0% of net assets.
(d) Represents the Fund's undivided interest in a joint repurchase agreement which has a total value of $1,018,656,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Farm Credit Bank, 0.00% to 6.75%, due 2/28/05 to 8/15/13; Federal Home Loan Bank, 1.10% to 6.875%,
     due 4/15/05 to 10/28/24; Federal Home Loan Mortgage Corp., 2.00% to 6.51%, due 6/15/15 to 3/15/19; Federal National Mortgage Association, 1.75% to 8.20%, due 2/24/05 to 5/24/19; and Financial Assist Corp., 8.80%, due 6/10/05. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.
@    Face Amount/Value is less than $500.
ADR  American Depositary Receipt
INR  Indian Rupee

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS

The following graph depicts the Fund's holdings by industry, as a percentage of total investments.

[CHART]

Short-Term Investments                          2.7%
Commercial Banks                               12.5%
IT Services                                    11.3%
Electrical Equipment                           10.4%
Pharmaceuticals                                 8.3%
Oil & Gas                                       7.6%
Metals & Mining                                 7.1%
Automobiles                                     6.3%
Construction Materials                          5.3%
Thrifts & Mortgage Finance                      3.5%
Diversified Telecommunications Services         3.2%
Other*                                         21.8%

* Industries which do not appear in the top 10 industries and industries which represent less than 3% of total investments, if applicable, are included in the category labeled "Other".

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

                                                                                           DECEMBER 31, 2004
                                                                                                       (000)
------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments (Cost $270,315)                                                                    $   458,715
  Cash                                                                                                     1
  Foreign Currency (Cost $7,740)                                                                       7,821
  Dividends Receivable                                                                                   603
  Tax Reclaim Receivable                                                                                 499
  Receivable for Investments Sold                                                                         91
  Interest Receivable                                                                                      2
  Other                                                                                                   12
------------------------------------------------------------------------------------------------------------
     TOTAL ASSETS                                                                                    467,744
============================================================================================================
LIABILITIES:
 Payable For:
  Dividends Declared                                                                                  (1,142)
  Investments Purchased                                                                                 (407)
  Investment Advisory Fees                                                                              (456)
  Directors' Fees and Expenses                                                                          (110)
  Custodian Fees                                                                                         (89)
  Administration Fees                                                                                    (15)
 Other Liabilities                                                                                       (77)
------------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                                                                                (2,296)
============================================================================================================
NET ASSETS
   Applicable to 15,998,590, Issued and Outstanding $0.01
   Par Value Shares (100,000,000 Shares Authorized)                                              $   465,448
============================================================================================================
NET ASSET VALUE PER SHARE                                                                        $     29.09
============================================================================================================
NET ASSETS CONSIST OF:
  Common Stock                                                                                   $       160
  Paid-in Capital                                                                                    275,942
  Undistributed (Distributions in Excess of) Net Investment Income                                        52
  Accumulated Net Realized Gain (Loss)                                                                 1,185
  Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations            188,109
------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                       $   465,448
============================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      Financial Statements

STATEMENT OF OPERATIONS

                                                                                                                 YEAR ENDED
                                                                                                          DECEMBER 31, 2004
                                                                                                                      (000)
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends                                                                                               $           6,974
  Interest (Net of $5 Foreign Taxes Withheld)                                                                           189
===========================================================================================================================
    TOTAL INVESTMENT INCOME                                                                                           7,163
===========================================================================================================================
EXPENSES
  Investment Advisory Fees (Note B)                                                                                   4,005
  Custodian Fees (Note D)                                                                                               623
  Administration Fees (Note C)                                                                                          181
  Professional Fees                                                                                                     143
  Directors' Fees and Expenses (Note E)                                                                                  59
  Stockholder Reporting Expenses                                                                                         53
  Stockholder Servicing Agent                                                                                            16
  Country Tax Expense                                                                                                    14
  Other Expenses                                                                                                         54
===========================================================================================================================
    TOTAL EXPENSES                                                                                                    5,148
===========================================================================================================================
  Waiver of Administration Fees (Note C)                                                                                (36)
---------------------------------------------------------------------------------------------------------------------------
    NET EXPENSES                                                                                                      5,112
===========================================================================================================================
NET INVESTMENT INCOME (LOSS)                                                                                          2,051
===========================================================================================================================
NET REALIZED GAIN (LOSS) ON:
  Investments                                                                                                        64,208
  Foreign Currency Transactions                                                                                         308
===========================================================================================================================
    NET REALIZED GAIN (LOSS)                                                                                         64,516
===========================================================================================================================
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                                                        33,119
  Foreign Currency Translations                                                                                         109
===========================================================================================================================
    CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                                                 33,228
===========================================================================================================================
NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                        97,744
===========================================================================================================================
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                         $          99,795
===========================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

                                                                                             YEAR ENDED          YEAR ENDED
                                                                                      DECEMBER 31, 2004   DECEMBER 31, 2003
                                                                                                  (000)               (000)
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                                        $           2,051   $           2,640
  Net Realized Gain (Loss)                                                                       64,516              16,827
  Change in Unrealized Appreciation (Depreciation)                                               33,228             158,981
===========================================================================================================================
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              99,795             178,448
===========================================================================================================================
Distributions from and/or in Excess of:
  Net Investment Income                                                                          (1,464)             (3,169)
---------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Reinvestment of Distributions (5,287 Shares in 2004)                                              133                  --
  Repurchase of Shares (57,869 Shares in 2003)                                                       --                (604)
===========================================================================================================================
    NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS                 133                (604)
===========================================================================================================================
  TOTAL INCREASE (DECREASE)                                                                      98,464             174,675
===========================================================================================================================
Net Assets:
  Beginning of Period                                                                           366,984             192,309
===========================================================================================================================
  END OF PERIOD (INCLUDING UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
    INVESTMENT INCOME OF $52 AND $(844), RESPECTIVELY)                                $         465,448   $         366,984
===========================================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      Financial Highlights

SELECTED PER SHARE DATA AND RATIOS

                                                                                   YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------------
                                                                    2004          2003          2002         2001          2000
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $    22.95    $    11.98    $    10.53   $    13.92    $    22.59
-------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                        0.11+         0.16+         0.03+        0.10          0.02
Net Realized and Unrealized Gain (Loss) on Investments              6.12         11.01          1.39        (2.43)        (7.93)
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                6.23         11.17          1.42        (2.33)        (7.91)
-------------------------------------------------------------------------------------------------------------------------------
Distributions from and/or in Excess of:
  Net Investment Income                                            (0.09)        (0.20)        (0.01)       (0.23)           --
  Net Realized Gain                                                   --            --            --        (0.84)        (1.60)
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                            (0.09)        (0.20)        (0.01)       (1.07)        (1.60)
-------------------------------------------------------------------------------------------------------------------------------
Anti-Dilutive Effect of Share Repurchase Program                      --         0 .00#         0.04         0.01          0.84
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $    29.09    $    22.95    $    11.98   $    10.53    $    13.92
===============================================================================================================================
PER SHARE MARKET VALUE, END OF PERIOD                         $    30.96    $    26.55    $     9.94   $     8.65    $    11.06
===============================================================================================================================
TOTAL INVESTMENT RETURN:
  Market Value                                                     17.03%       169.33%        15.07%      (11.68)%      (23.49)%
  Net Asset Value (1)                                              27.21%        93.15%        13.94%      (14.52)%      (29.68)%
===============================================================================================================================
RATIOS, SUPPLEMENTAL DATA:

NET ASSETS, END OF PERIOD (THOUSANDS)                         $  465,448    $  366,984    $  192,309   $  205,019    $  390,190
-------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                             1.40%         1.56%         1.56%        1.77%         1.48%
Ratio of Net Investment Income (Loss) to
  Average Net Assets                                                0.57%         1.10%         0.28%        0.60%         0.12%
Portfolio Turnover Rate                                               52%           36%           23%          56%           44%
-------------------------------------------------------------------------------------------------------------------------------
Ratios Before Expenses Waived by Administrator:
  Ratio of Expenses to Average Net Assets                           1.41%          N/A           N/A          N/A           N/A
  Ratio of Net Investment Income (Loss) to
    Average Net Assets                                              0.56%          N/A           N/A          N/A           N/A
-------------------------------------------------------------------------------------------------------------------------------

(1) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
+    Per share amounts are based on average shares outstanding.
#    Amount is less than $0.005 per share.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      December 31, 2004

NOTES TO FINANCIAL STATEMENTS

The Morgan Stanley India Investment Fund, Inc. (the "Fund") was incorporated in Maryland on December 22, 1993, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is long-term capital appreciation through investments primarily in equity securities.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

     All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

     Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

2. REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

3. FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in Indian rupees are translated into U.S. dollars at the mean of the bid and asked prices of such currency against U.S. dollars last quoted by a major bank as follows:

     - investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

     - investment transactions and investment income at the prevailing rate of exchange on the dates of such transactions.

     Although the net assets of the Fund are presented at the foreign exchange rate and market values at the close of the period, the Fund does not isolate that portion of the

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      December 31, 2004

NOTES TO FINANCIAL STATEMENTS (CONT'D)

     results of operations arising as a result of changes in the foreign exchange rate from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in the foreign exchange rate from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

     Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

     A significant portion of the Fund's net assets consist of Indian securities which involve certain considerations and risks not typically associated with investments in the United States. In addition to its smaller size, less liquidity and greater volatility, the Indian securities market is less developed than the U.S. securities market and there is often substantially less publicly available information about Indian issuers than there is about U.S. issuers. Settlement mechanisms are also less developed and are accomplished, in certain cases, only through physical delivery, which may cause the Fund to experience delays or other difficulties in effecting transactions.

The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund's investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund has utilized and their associated risks:

4. FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5. RESTRICTED SECURITIES: The Fund may invest in unregistered or otherwise restricted securities. The term restricted securities refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. The Fund would, in either case, bear market risks during that period.

6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Investments in new Indian securities are made by making applications in investment the public offerings. The issue price, or a portion thereof, is paid at the time of application and reflected as share

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      December 31, 2004

NOTES TO FINANCIAL STATEMENTS (CONT'D)

     application money on the Statement of Assets and Liabilities. Upon allotment of the securities, this amount plus any remaining amount of issue price is recorded as cost of investments. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date (except certain dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes, if any. Distributions to stockholders are recorded on the ex-dividend date.

B. INVESTMENT ADVISORY FEES: Morgan Stanley Investment Management Inc. (the "Adviser") provides investment advisory services to the Fund under the terms of an Investment Advisory and Management Agreement (the "Agreement"). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at an annual rate of 1.10% of the Fund's average weekly net assets.

C. ADMINISTRATION FEES: Prior to November 1, 2004, JPMorgan Chase Bank, through its corporate affiliate, J.P. Morgan Investor Services Co. ("JPMIS"), provided administrative services to the Fund under an Administration Agreement. JPMIS was paid a fee computed weekly and payable monthly at an annual rate of 0.02435% of the Fund's average weekly net assets, plus $24,000 per annum. In addition, the Fund was charged for certain out-of-pocket expenses incurred by JPMIS on its behalf.

Effective November 1, 2004, Morgan Stanley Investment Management Inc. (MSIM) serves as Administrator to the Fund pursuant to a new Administrative Agreement. Under the new Administrative Agreement, the new administrative fee will be 0.08% of the Fund's average weekly net assets. As approved by the Board of Directors, MSIM has agreed to limit the new administration fee so that it will be no greater than the old administrative fee of 0.02435% of the Fund's average weekly net assets plus $24,000 per annum. This waiver is voluntary and may be terminated at any time. For the year ended December 31, 2004, $36,000 of administration fees were waived pursuant to this arrangement. Administrative costs (including out-of-pocket expenses incurred in the ordinary course of providing services under the Agreement, which were previously borne by Fund), except pricing services and extraordinary expenses, will now be covered under the Administration Fee. JPMIS will continue to provide fund accounting and other services pursuant to a sub-administrative agreement, dated November 1, 2004, with MSIM and receives compensation from MSIM for these services.

Multiconsult, Ltd., whose registered office is in Mauritius, provides sub-administrative services to the Fund, including maintaining certain Fund records and preparing certain periodic filings, under an agreement whereby Multiconsult is paid a fee of $22,000 per annum.

D. CUSTODIAN FEES: JPMorgan Chase Bank serves as custodian for the Fund. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

E. DIRECTORS FEES: The Fund pays each of its Mauritian Independent Directors an annual fee of $7,500 and all other Independent Directors an annual fee of $5,000. Additionally, each Mauritian Independent Director is paid a fee of $750 for each Board Meeting attended.

F. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

Effective October 1, 2004 there is no capital gains tax in India for long-term investments and the rate of capital gains tax for short-term investments is 10.455% for transactions conduct through a recognized stock exchange (the capital gains rates were 10.455% for long-term investments and 31.365% for short-term investments for the financial year April 1, 2004 to March 31, 2005). The Fund invests in India through a registered branch office established in Mauritius and, as a result, obtains the benefits under the double taxation treaty between Mauritius and India ("Treaty"). To obtain benefits under the double taxation treaty the Fund must meet certain tests and conditions, including the establishment of Mauritius tax residence and related requirements. The Fund has obtained a tax residence certification from the Mauritian authorities and believes such certification is determinative of its resident status for treaty purposes. A fund which is a tax resident in Mauritius under the treaty but has no branch or permanent establishment in India will not be subject to capital gains tax in India on the sale of securities, but is subject to a 15% (under Article 10 of the India-Mauritius tax treaty) withholding tax on dividends

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      December 31, 2004

NOTES TO FINANCIAL STATEMENTS (CONT'D)

declared, distributed or paid by an Indian company prior to June 1, 1997 and for the period from April 1, 2002 through March 31, 2003. During the period June 1, 1997 through March 31, 2002 and after April 1, 2003, dividend income from domestic companies was exempt from Indian income tax. The Fund currently is subject to and accrues Indian withholding tax on interest earned on Indian securities at 20.91%.The Treaty benefits accorded to foreign investors were challenged by a non-governmental organization and the matter was litigated before India's Supreme Court (the highest court in India). In October 2003, India's Supreme Court upheld the validity of treaty benefits accorded to foreign investors on the basis of a certificate of residence issued by Mauritian authorities (such as the one obtained by the Fund).

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2004 and 2003 were as follows:

        2004 DISTRIBUTIONS           2003 DISTRIBUTIONS
            PAID FROM:                   PAID FROM:
              (000)                        (000)
----------------------------   --------------------------
                   LONG-TERM                    LONG-TERM
      ORDINARY       CAPITAL        ORDINARY      CAPITAL
        INCOME          GAIN          INCOME         GAIN
---------------------------------------------------------
      $  1,464         $  --        $  3,169        $  --

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The book/tax differences are considered either temporary or permanent in nature.

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences are generally due to differing treatments of gains and losses related to foreign currency transactions. Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

At December 31, 2004, the components of distributable earnings on a tax basis were as follows:

        UNDISTRIBUTED             UNDISTRIBUTED
       ORDINARY INCOME        LONG-TERM CAPITAL GAIN
            (000)                     (000)
-----------------------------------------------------------
          $  1,210                   $  2,215

At December 31, 2004, the U.S. Federal income tax cost basis of investments was $272,403,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $186,312,000 of which $197,930,000 related to appreciated securities and $11,618,000 related to depreciated securities.

During the year ended December 31, 2004, the Fund utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $61,101,000.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the stockholders.

Net capital, currency, and passive foreign investment company losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2004, the Fund did not defer any capital, currency, or passive foreign investment company losses to January 1, 2005, for U.S. Federal income tax purposes.

G. CONTRACTUAL OBLIGATIONS: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

H. OTHER: During the year ended December 31, 2004, the Fund made purchases and sales totaling $184,073,000 and $195,093,000 respectively, of investment securities other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities.

Future economic and political developments in India could adversely affect the liquidity or value, or both, of securities in which the Fund is invested. In addition, the Fund's ability to hedge its currency risk is limited and accordingly, the Fund may be exposed to currency devaluation and other exchange rate fluctuations.

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      December 31, 2004

NOTES TO FINANCIAL STATEMENTS (CONT'D)

On August 10, 1998, the Fund commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Fund's shares trade from their net asset value. During the year ended December 31, 2004, the Fund did not repurchase any of its shares. Since the inception of the program, the Fund has repurchased 8,450,680 of its shares at an average discount of 30.06% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

On December 14, 2004 the Officers of the Fund, pursuant to authority granted by the Board of Directors declared a distribution of $0.0714 per share, derived from net investment income, payable on January 7, 2005 to stockholders of record on December 23, 2004.

FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended December 31, 2004 qualified dividend income totaled
$1,464,000.

REPORTING TO STOCKHOLDERS (UNAUDITED)

Each Morgan Stanley Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the Fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to Fund stockholders and makes these reports available on its public website, www.morganstanley.com. Each Morgan Stanley Fund also files a complete schedule of portfolio holdings with the SEC for the Fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to stockholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1(800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD (UNAUDITED)

A copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities; and (2) how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1(800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      December 31, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

TO THE STOCKHOLDERS AND BOARD OF DIRECTORS OF
MORGAN STANLEY INDIA INVESTMENT FUND, INC.

We have audited the accompanying statement of assets and liabilities of Morgan Stanley India Investment Fund, Inc. (the "Fund"), including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley India Investment Fund, Inc. at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP


Boston, Massachusetts
February 11, 2005

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      Overview

DIRECTOR AND OFFICER INFORMATION (UNAUDITED)

                                                                                           NUMBER OF
                                                                                           PORTFOLIOS IN
                                          TERM OF                                          FUND
                                          OFFICE AND                                       COMPLEX
                             POSITION(S)  LENGTH OF                                        OVERSEEN
NAME, AGE AND ADDRESS OF     HELD WITH    TIME        PRINCIPAL OCCUPATION(S) DURING       BY             OTHER DIRECTORSHIPS HELD
DIRECTOR                     REGISTRANT   SERVED*     PAST 5 YEARS                         DIRECTOR**     BY DIRECTOR
---------------------------  -----------  ----------  -----------------------------------  -------------  ------------------------
Independent Directors:

Gaetan Bouic (70)            Director     Director    Finance Manager of United Basalt     1              Mauritius Venture
Les Jamalacs Building 2nd                 since       Products Ltd.                                       Capital Fund Ltd., Swiss
Floor                                     2001                                                            Technology Venture
Vieux Conseil Street                                                                                      Capital Fund (Private)
Port Louis, Mauritius                                                                                     Ltd., CDC Financial
                                                                                                          Services (Mauritius)
                                                                                                          Ltd., Standard Bank
                                                                                                          Trust Company
                                                                                                          (Mauritius) Ltd., Harel
                                                                                                          Mallac & Co., Ltd.,
                                                                                                          Harel Freres Ltd.

Joseph J. Kearns (62)        Director     Director    President, Kearns & Associates LLC   197            Director of Electro Rent
Kearns & Associates LLC                   since 2003  (investment consulting); Deputy                     Corporation (equipment
PMB754                                                Chairman of the Audit Committee and                 leasing), The Ford
23852 Pacific Coast Hwy.                              Director or Trustee of the Retail                   Family Foundation and
Malibu, CA 90265                                      Funds (since July 2003) and the                     the UCLA Foundation.
                                                      Institutional Funds (since August
                                                      1994); previously Chairman of the
                                                      Audit Committee of the
                                                      Institutional Funds (October 2001-
                                                      July 2003); formerly CFO of the J.
                                                      Paul Getty Trust.

Hazareesing Ravindranath     Director     Director    Self-employed Management Consultant  1
Santosh Kumar (55)                        since 2003  Manager
Morcellement St. Andrews-
Rose Hill, Mauritius

Marie Joseph Raymond         Director     Director    Independent Financial Controller     1              Director of Southern
Lamusse (72)                              since       and Director.                                       Cross Tourist Co. Ltd.,
De Chazal de Mee Building                 2001                                                            Union Sugar Estate Co.,
10 Frere Felix de Valois                                                                                  Ltd., Jean Vaulbert de
Street                                                                                                    Chantilly Limited,
Port Louis, Mauritius                                                                                     Building and Civil
                                                                                                          Engineering Co., Ltd.,
                                                                                                          Blanche Birger Building
                                                                                                          Materials Co., Ltd.,
                                                                                                          Miroverre Co., Ltd.
                                                                                                          System Building
                                                                                                          Contracting Co., Ltd.,
                                                                                                          Granville Ltd. and B.T.P
                                                                                                          Holdings Ltd.

Fergus Reid (72)             Director     Director    Chairman of Lumelite Plastics        198            Trustee and Director of
Lumelite Plastics                         since 1995  Corporation; Chairman of the                        certain investment
85 Charles Coleman Blvd.                              Governance Committee and Director                   companies in the
Pawling, NY 12564                                     or Trustee of the Retail Funds                      JPMorgan Funds complex
                                                      (since July 2003) and the                           managed by JP Morgan
                                                      Institutional Funds (since June                     Investment Management
                                                      1992).                                              Inc.

Interested Directors:

Ronald E. Robison (65)                                Principal Executive Officer of       1
Morgan Stanley Investment    President    President   Funds in the Fund complex (since
Management Inc.              and          and         May 2003); Managing Director of
1221 Avenue of the Americas  Director     Director    Morgan Stanley & Co. Incorporated,
33rd Floor                                since       Managing Director of Morgan
New York, NY 10020                        2001        Stanley; Managing Director, Chief
                                                      Administrative Officer and Director
                                                      of Morgan Stanley Investment
                                                      Advisors Inc. and Morgan Stanley
                                                      Services Company Inc.; Director of
                                                      Morgan Stanley Trust; Managing
                                                      Director and Director of Morgan
                                                      Stanley Distributors Inc.;
                                                      Executive Vice President and
                                                      Principal Executive Officer of the
                                                      Retail Funds (since April 2003) and
                                                      the Institutional Funds (since July
                                                      2003); previously President and
                                                      Director of the Retail Funds (March
                                                      2001 - July 2003) and Chief Global
                                                      Operations Officer and Managing
                                                      Director of Morgan Stanley
                                                      Investment Management Inc.

* Each Director serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment adviser that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).
*** Additionally, a description of the Fund's proxy voting policies and procedures is available without charge at our website at www.morganstanley.com/im/legal, at the SEC's website at www.sec.gov or by calling 1(800) 281-2715.

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      Overview

DIRECTOR AND OFFICER INFORMATION (CONT'D))

                                                                TERM OF OFFICE AND
                                             POSITION(S) HELD   LENGTH OF TIME
NAME, AGE AND ADDRESS OF EXECUTIVE OFFICER   WITH REGISTRANT    SERVED*              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------   ----------------   ------------------   -------------------------------------------
Officers:

Ronald E. Robison (65)                       President and      President and        Principal Executive Officer of Funds in the
Morgan Stanley Investment Management Inc.    Director           Director since       Fund complex (since May 2003); Managing
1221 Avenue of the Americas 33rd Floor                          2001                 Director of Morgan Stanley & Co.
New York, NY 10020                                                                   Incorporated, Managing Director of Morgan
                                                                                     Stanley; Managing Director, Chief
                                                                                     Administrative Officer and Director of
                                                                                     Morgan Stanley Investment Advisors Inc. and
                                                                                     Morgan Stanley Services Company Inc.;
                                                                                     Director of Morgan Stanley Trust; Managing
                                                                                     Director and Director of Morgan Stanley
                                                                                     Distributors Inc.; Executive Vice President
                                                                                     and Principal Executive Officer of the
                                                                                     Retail Funds (since April 2003) and the
                                                                                     Institutional Funds (since July 2003);
                                                                                     previously President and Director of the
                                                                                     Retail Funds (March 2001 - July 2003) and
                                                                                     Chief Global Operations Officer and
                                                                                     Managing Director of Morgan Stanley
                                                                                     Investment Management Inc.

Amy R. Doberman (42)                         Vice President     Vice President       Managing Director and General Counsel, U.S.
Morgan Stanley Investment Management Inc.                       since July 2004      Investment Management; Managing Director of
1221 Avenue of the Americas 22nd Floor                                               the Investment Manager and Morgan Stanley
New York, NY 10020                                                                   Investment Advisor Inc.; Vice President of
                                                                                     the Institutional and Retail Funds (since
                                                                                     July 2004); Vice President of the Van
                                                                                     Kampen Funds (since August 2004);
                                                                                     previously, Managing Director and General
                                                                                     Counsel - Americas, UBS Global Asset
                                                                                     Management (July 2000-July 2004) and
                                                                                     General Counsel, Aeltus Investment
                                                                                     Management, Inc. (January 1997-July 2000).

Carsten Otto (41)                            Chief              Chief Compliance     Executive Director and U.S. Director of
Morgan Stanley Investment Management Inc.    Compliance         Officer since        Compliance for Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor       Officer            2004                 Management (since October 2004); Executive
New York, NY 10020                                                                   Director of Morgan Stanley Investment
                                                                                     Advisors Inc. and Morgan Stanley Investment
                                                                                     Management Inc.; formerly Assistant
                                                                                     Secretary and Assistant General Counsel of
                                                                                     the Morgan Stanley Retail Funds.

Stefanie V. Chang (38)                       Vice President     Vice President       Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                       since 1997           Incorporated, Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                                               Management Inc. and Morgan Stanley
New York, NY 10020                                                                   Investment Advisors Inc.; Vice President of
                                                                                     the Institutional Funds and the Retail
                                                                                     Funds; formerly practiced law with the New
                                                                                     York law firm of Rogers & Wells (now
                                                                                     Clifford Chance US LLP).

James W. Garrett (36)                        Treasurer and      Treasurer since      Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.    Chief Financial    2002 and             Incorporated and Morgan Stanley Investment
1221 Avenue of the Americas 33rdFloor        Officer            Chief Financial      Management Inc.; Treasurer and Chief
New York, NY 10020                                              Officer since        Financial Officer of the Institutional
                                                                2003                 Funds; previously with PriceWaterhouse LLP
                                                                                     (now PriceWaterhouseCoopers LLP).

Michael J. Leary (38)                        Assistant          Assistant            Assistant Director and Vice President of
J.P. Morgan Investor Services Co.            Treasurer          Treasurer since      Fund Administration, J.P. Morgan Investor
73 Tremont Street                                               2003                 Services Co. (formerly Chase Global Funds
Boston, MA 02108                                                                     Company); formerly Audit Manager at Ernst &
                                                                                     Young LLP.

Mary E. Mullin (37)                          Secretary          Secretary since      Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management Inc.                       1999                 Incorporated, Morgan Stanley Investment
1221 Avenue of the Americas 22nd Floor                                               Management Inc. and Morgan Stanley
New York, NY 10020                                                                   Investment Advisors Inc.; Secretary of the
                                                                                     Institutional Funds and (since July 2003)
                                                                                     the Retail Funds; formerly practiced law
                                                                                     with the New York law firms of McDermott,
                                                                                     Will & Emery and Skadden, Arps, Slate,
                                                                                     Meagher & Flom LLP.

----------
* Each Officer serves an indefinite term, until his or her successor is elected.

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each stockholder will be deemed to have elected, unless American Stock Transfer & Trust Company (the "Plan Agent") is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

     Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value. If net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

     The Plan Agent's fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant's behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

     In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder's name and held for the account of beneficial owners who are participating in the Plan.

     Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:


Morgan Stanley India Investment Fund, Inc.
American Stock Transfer & Trust Company
Dividend Reinvestment and Cash Purchase Plan
59 Maiden Lane
New York, New York 10030
1 (800) 278-4353

MORGAN STANLEY INDIA INVESTMENT FUND, INC.

DIRECTORS

GAETAN BOUIC

JOSEPH J. KEARNS

HAZAREESING RAVINDRANATH
SANTOSH KUMAR

MARIE JOSEPH RAYMOND
LAMUSSE

FERGUS REID

RONALD E. ROBISON
PRESIDENT AND DIRECTOR

OFFICERS

AMY R. DOBERMAN
VICE PRESIDENT

STEFANIE V. CHANG
VICE PRESIDENT

JAMES W. GARRETT
TREASURER AND CHIEF
FINANCIAL OFFICER

CARSTEN OTTO
CHIEF COMPLIANCE OFFICER

MICHAEL J. LEARY
ASSISTANT TREASURER

MARY E. MULLIN
SECRETARY

INVESTMENT ADVISER AND ADMINISTRATOR
MORGAN STANLEY INVESTMENT MANAGEMENT INC.
1221 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10020

CUSTODIAN
JPMORGAN CHASE BANK
270 PARK AVENUE
NEW YORK, NEW YORK 10017

STOCKHOLDER SERVICING AGENT
AMERICAN STOCK TRANSFER & TRUST COMPANY
59 MAIDEN LANE
NEW YORK, NEW YORK 10030
1 (800) 278-4353

LEGAL COUNSEL
CLIFFORD CHANCE US LLP
31 WEST 52ND STREET
NEW YORK, NEW YORK 10019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
ERNST & YOUNG LLP
200 CLARENDON STREET
BOSTON, MASSACHUSETTS 02116


FOR ADDITIONAL FUND INFORMATION, INCLUDING THE FUND'S NET ASSET VALUE PER SHARE AND INFORMATION REGARDING THE INVESTMENTS COMPRISING THE FUND'S PORTFOLIO, PLEASE CALL 1(800) 221-6726 OR VISIT OUR WEBSITE AT www.morganstanley.com/im.

(C) 2005 MORGAN STANLEY

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund."

(d)      Not applicable.

(e)      Not applicable.

(f)

         (1)      The Fund's Code of Ethics is attached hereto as Exhibit A.

         (2)      Not applicable.

         (3)      Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Directors has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Directors: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.
(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

                     2004                       REGISTRANT      COVERED ENTITIES(1)
AUDIT FEES                                      $  104,370                      N/A

NON-AUDIT FEES
     AUDIT-RELATED FEES                         $               $           115,000 (2)
     TAX FEES                                   $    2,700 (3)  $           100,829 (4)
     ALL OTHER FEES                             $               $            60,985 (6)
TOTAL NON-AUDIT FEES                            $    2,700      $           276,814

TOTAL                                           $  107,070      $           276,814

                     2003                       REGISTRANT      COVERED ENTITIES(1)
AUDIT FEES                                      $   99,395                      N/A

NON-AUDIT FEES
     AUDIT-RELATED FEES                         $               $            93,000 (2)
     TAX FEES                                   $    2,575 (3)  $           163,414 (5)
     ALL OTHER FEES                             $               $           341,775 (6)
TOTAL NON-AUDIT FEES                            $    2,575      $           598,189

TOTAL                                           $  101,970      $           598,189

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax returns.

(4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(5) All Other Fees represent attestation services provided in connection with performance presentation standards.

(6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

-    Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

-    Delegation

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

-    Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

-    Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

-    Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

-    All Other Services

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

-    Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

-    Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

-    Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

-    Covered Entities

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Van Kampen Asset Management
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     MORGAN STANLEY INSTITUTIONAL FUNDS
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Directors has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                      MORGAN STANLEY INVESTMENT MANAGEMENT
                       PROXY VOTING POLICY AND PROCEDURES

I.     POLICY STATEMENT

INTRODUCTION - Morgan Stanley Investment Management's ("MSIM") policies and procedures for voting proxies with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary Investment Management services and for which a MSIM entity has the authority to vote their proxies. The policies and procedures and general guidelines in this section will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues. The MSIM entities covered by these policies and procedures currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley Alternative Investment Partners, L.P., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Group Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Investments LP, Morgan Stanley Hedge Fund Partners GP LP, Morgan Stanley Hedge Fund Partners LP, Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., and Van Kampen Advisors Inc. (each a "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates").

Each MSIM Affiliate will vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds)(collectively referred to as the "MSIM Funds"), each MSIM Fund will vote proxies pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by its Board of Directors or Trustees. A MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the Investment Management Agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will, in a prudent and diligent manner, vote proxies in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which we manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide a MSIM Affiliate with a statement of proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy unless to do so would be inconsistent with applicable laws or regulations or the MSIM Affiliate's fiduciary responsibility.

PROXY RESEARCH SERVICES - To assist the MSIM Affiliates in their responsibility for voting proxies and the overall global proxy voting process, Institutional Shareholder Services ("ISS") and the Investor Responsibility Research Center ("IRRC") have been retained as experts in the proxy voting and corporate governance area. ISS and IRRC are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to MSIM Affiliates include in-depth research, global issuer analysis, and voting recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping. MSIM's Proxy Review Committee (see
Section IV.A. below) will carefully monitor and supervise the services provided by the proxy research services.

VOTING PROXIES FOR CERTAIN NON-US COMPANIES - While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent a MSIM Affiliate's ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings;
(iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person,
(v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate the MSIM Affiliate's voting instructions. As a result, clients' non-U.S. proxies will be voted on a best efforts basis only, consistent with the Client Proxy Standard. ISS has been retained to provide assistance to the MSIM Affiliates in connection with voting their clients' non-US proxies.

II.    GENERAL PROXY VOTING GUIDELINES

To ensure consistency in voting proxies on behalf of its clients, MSIM Affiliates will follow (subject to any exception set forth herein) these Proxy Voting Policies and Procedures, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The MSIM Affiliates, however, may vote in a manner that is contrary to the following general guidelines, pursuant to the procedures set forth in
Section IV. below, provided the vote is consistent with the Client Proxy
Standard.

III.   GUIDELINES

A.     MANAGEMENT PROPOSALS

       1. When voting on routine ballot items the following proposals are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

            Selection or ratification of auditors.

            Approval of financial statements, director and auditor reports.

            Election of Directors.

            Limiting Directors' liability and broadening indemnification of Directors.

            - Requirement that a certain percentage (up to 66 2/3%) of its Board's members be comprised of independent and unaffiliated Directors.

            - Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

            Recommendations to set retirement ages or require specific levels of stock ownership by Directors.

            General updating/corrective amendments to the charter.

            Elimination of cumulative voting.

            Elimination of preemptive rights.

            Provisions for confidential voting and independent tabulation of voting results.

            Proposals related to the conduct of the annual meeting except those proposals that relate to the "transaction of such other business which may come before the meeting."

       2. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

            CAPITALIZATION CHANGES

            Capitalization changes that eliminate other classes of stock and voting rights.

            Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if:
                  (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

            Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.

            Proposals for share repurchase plans.

            Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

            Proposals to effect stock splits.

            Proposals to effect reverse stock splits if management
                  proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

            COMPENSATION

            Director fees, provided the amounts are not excessive relative to other companies in the country or industry.

            Employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees.

            Establishment of Employee Stock Option Plans and other employee ownership plans.

            ANTI-TAKEOVER MATTERS

            - Modify or rescind existing supermajority vote requirements to amend the charters or bylaws.

            - Adoption of anti-greenmail provisions provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

       3. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on the shareholder, are generally voted AGAINST (notwithstanding management support), subject to the review and approval of the Proxy Review Committee, as appropriate.

            - Capitalization changes that add classes of stock which substantially dilute the voting interests of existing shareholders.

            - Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

            -     Creation of "blank check" preferred stock.

            -     Changes in capitalization by 100% or more.

            - Compensation proposals that allow for discounted stock options that have not been offered to employees in general.

            - Amendments to bylaws that would require a supermajority shareholder vote to pass or repeal certain provisions.

            -     Proposals to indemnify auditors.

       4. The following types of non-routine proposals, which potentially may have a potential financial or best interest impact on an issuer, are voted as determined by the Proxy Review Committee.

            CORPORATE TRANSACTIONS

            - Mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. In all cases, ISS and IRRC research and analysis will be used along with MSIM Affiliates' research and analysis, based on, among other things, MSIM internal company-specific knowledge.

            - Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.

            - Shareholders rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions that prevent legitimate offers from proceeding.

            Executive/Director stock option plans. Generally, stock option plans should meet the following criteria:

                  (i)   Whether the stock option plan is incentive based;

                  (ii) For mature companies, should be no more than 5% of the issued capital at the time of approval;

                  (iii) For growth companies, should be no more than 10% of the issued capital at the time of approval.

            ANTI-TAKEOVER PROVISIONS

            Proposals requiring shareholder ratification of poison pills.

            Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers.

B.     SHAREHOLDER PROPOSALS

       1. The following shareholder proposals are generally supported, subject to the review and approval of the Proxy Review Committee, as appropriate:

            - Requiring auditors to attend the annual meeting of shareholders.

            - Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

            - Requirement that a certain percentage of its Board's members be comprised of independent and unaffiliated Directors.

            -     Confidential voting.

            -     Reduction or elimination of supermajority vote requirements.

       2. The following shareholder proposals will be voted as determined by the Proxy Review Committee.

            -     Proposals that limit tenure of directors.

            -     Proposals to limit golden parachutes.

            - Proposals requiring directors to own large amounts of stock to be eligible for election.

            -     Restoring cumulative voting in the election of directors.

            - Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

            - Proposals that limit retirement benefits or executive compensation.

            - Requiring shareholder approval for bylaw or charter amendments.

            - Requiring shareholder approval for shareholder rights plan or poison pill.

            -     Requiring shareholder approval of golden parachutes.

            -     Elimination of certain anti-takeover related provisions.

            -     Prohibit payment of greenmail.

       3. The following shareholder proposals are generally not supported, subject to the review and approval of the Committee, as appropriate.

            - Requirements that the issuer prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders.

            - Restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or best interest impact to the shareholders.

            - Proposals that require inappropriate endorsements or corporate actions.

IV.    ADMINISTRATION OF PROXY POLICIES AND PROCEDURES

A.     PROXY REVIEW COMMITTEE

       1. The MSIM Proxy Review Committee ("Committee") is responsible for creating and implementing MSIM's Proxy Voting Policy and Procedures and, in this regard, has expressly adopted them. Following are some of the functions and responsibilities of the Committee.

            (a) The Committee, which will consist of members designated by MSIM's Chief Investment Officer, is responsible for establishing MSIM's proxy voting policies and guidelines and determining how MSIM will vote proxies on an ongoing basis.

            (b) The Committee will periodically review and have the authority to amend as necessary MSIM's proxy voting policies and guidelines (as expressed in these Proxy Voting Policy and Procedures) and establish and direct voting positions consistent with the Client Proxy Standard.

            (c) The Committee will meet at least monthly to (among other matters): (1) address any outstanding issues relating to MSIM's Proxy Voting Policy and Procedures; and (2) generally review proposals at upcoming shareholder meetings of MSIM portfolio companies in accordance with this Policy and Procedures including, as appropriate, the voting results of prior shareholder meetings of the same issuer where a similar proposal was presented to shareholders. The Committee, or its designee, will timely communicate to ISS MSIM's Proxy Voting Policy and Procedures (and any amendments to them and/or any additional guidelines or procedures it may adopt).

            (d) The Committee will meet on an ad hoc basis to (among other matters): (1) authorize "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Procedures); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in Sections I, II, and III above; and (3) determine how to vote matters for which specific direction has not been provided in Sections I, II and III above. Split votes will generally not be approved within a single Global Investor Group team. The Committee may take into account ISS recommendations and the research provided by IRRC as well as any other relevant information they may request or receive.

            (e) In addition to the procedures discussed above, if the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will designate a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee"). The Special Committee may request the assistance of the Law and Compliance Departments and will have sole discretion to cast a vote. In addition to the research provided by ISS and IRRC, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

            (f) The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s) for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those investment companies at each Board's next regularly Scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.

            (g) The Committee and Special Committee, or their designee(s), will timely communicate to applicable PMs, the Compliance Departments and, as necessary to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Required disclosure beginning with fiscal year end 12/31/05.

Item 9. Closed-End Fund Repurchases

                                              TOTAL NUMBER OF
                                              SHARES PURCHASED      MAXIMUM NUMBER OF
                                 AVERAGE      AS PART OF PUBLICLY   SHARES THAT MAY YET BE
              TOTAL NUMBER OF    PRICE PAID   ANNOUNCED PLANS       PURCHASED UNDER THE
PERIOD        SHARES PURCHASED   PER SHARE    OR PROGRAMS           PLANS OR PROGRAMS
------------------------------------------------------------------------------------------
July                        --           --                    --                Unlimited
August                      --           --                    --                Unlimited
September                   --           --                    --                Unlimited
October                     --           --                    --                Unlimited
November                    --           --                    --                Unlimited
December                    --           --                    --                Unlimited

* The Share Repurchase Program commenced on 8/10/1998
** The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Stanley India Investment Fund, Inc.
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By: /s/ Ronald E. Robison
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Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    2/17/2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
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Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    2/17/2005

By: /s/ James W. Garrett
   -----------------------------------------------------------------------------
Name:    James W. Garrett
Title:   Chief Financial Officer
Date:    2/17/2005